INCOME TAXES	12 Months Ended
Mar. 31, 2017
INCOME TAXES
INCOME TAXES

14.INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in the Cayman Islands and is not subject to tax on income or capital gains.

British Virgin Islands (“BVI”)

The iKang Guobin and iKang Zhejiang BVI are exempted from income tax in BVI, where they are incorporated.

Hong Kong

Bayley & Jackson (Hong Kong), Yuanhua HK, MediFast and WA Health Care are subject to Hong Kong Profits Tax at 16.5% on its activities conducted in Hong Kong.

PRC

Since January 1, 2008, the Company’s PRC subsidiaries, iKang Holding and its subsidiaries are subject to the 25% standard enterprise income tax (“EIT”).

According to “Catalogue of Industries Encouraged to Develop in the Western Region”, iKang Chengdu Waishuangnan, iKang Chengdu Jinjiang, Chengdu Gaoxin iKang West City, Chengdu Ommay, iKang Chongqing, iKang Chongqing Zhuoyue and iKangYinchuan Ciming were recognised as encouraged entities by relevant PRC government authorities in October 2014 and entitled to a preferential tax rate of 15% from October 1, 2014.  Preferential tax rate policy applied of these entities have been filed.

iKang Shenzhen Nanshan, iKang Shenzhen Luohu and iKang Shenzhen Futian are subject to income tax rate of 35% due to regulations set by local governments.

Enterprises that qualify as the “newly established software enterprise” (“NESE”) are exempt from EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years. iKang Health Cloud enjoyed the EIT tax benefit that began from June 2015. Preferential tax rate policy applied by iKang Health Cloud has been filed to competent tax authority before annual filing.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement.  Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC-resident enterprise is entitled to a reduced withholding tax rate of 5%. The BVI, where the Company is incorporated, does not have a tax treaty with PRC.

Since January 1, 2008, the relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the Group’s PRC entities.  In accordance with relevant PRC tax administration laws, tax years from 2011 to 2016 of the Group’s PRC subsidiaries and VIE entities, remain subject to tax audits as of March 31, 2017, at the tax authority’s discretion.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company are approximately $22,777 as of March 31, 2017.  The undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its common shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business.  Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of March 31, 2017.

Aggregate undistributed earnings of the Company’s VIEs and its VIEs’ subsidiaries located in the PRC that are available for distribution to the Company were approximately $166,419 as of March 31, 2017. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status.  The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the EIT Law provide that non-resident legal entities will be considered China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

The current and deferred portions of income tax expenses included in the consolidated statements of operations, which were attributable to the Group’s PRC subsidiaries and VIE entities, are as follows:

	Years ended March 31,
	2015	2016	2017
Current tax expenses	$16,342	$13,778	$16,057
Deferred tax benefits	(3,062)	(7,940)	(12,703)

Income tax expenses	$13,280	$5,838	$3,354

The principal components of the deferred income tax assets and liabilities are as follows:

	As of March 31,
	2016	2017
Current deferred tax assets:
Accrued expenses	$2,337	$3,218
Accrued payroll	2,476	3,302
Allowance for doubtful accounts	3,379	3,278
Less: Valuation allowance	(128)	(163)

Current deferred tax assets	$8,064	$9,635

Non-current deferred tax assets:
Depreciation and amortization	$264	$322
Impairment of long-lived assets	60	44
Net operating tax loss carry-forwards	9,527	19,571
Less: Valuation allowance	(1,774)	(3,239)

Non-current deferred tax assets	$8,077	$16,698

	As of March 31,
	2016	2017
Non-current deferred tax liabilities:
Intangible assets	$9,772	$7,229

Non-current deferred tax liabilities	$9,772	$7,229

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives.  The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of March 31, 2017, the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries had a tax loss carry-forward amounted to $78,435 and would expire on various dates between March 31, 2017 and March 31, 2022.  The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIE entities may not be used to offset other subsidiaries’ or VIE entities’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and legal entity basis.  Valuation allowances have been established in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the expense of income taxes computed by applying the PRC tax rate to income before income taxes and the actual provision for income taxes is as follows:

	For the year ended March 31,
	2015	2016	2017
Income before provision for income taxes and (loss)/gain from equity method investments	$40,155	$24,058	$357
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	10,039	6,015	89
Change in valuation allowance	217	(726)	1,500
Expenses not deductible for tax purposes	593	1,565	3,162
Effect of income tax rate difference for entities under individual income tax rate of 35%	401	714	295
Loss utilized for entities under individual income tax rate of 35%	(315)	—	—
Effect of income tax rate differences in other jurisdictions	2,429	968	2,072
Tax holidays and preferential tax rates	(84)	(2,698)	(3,764)

Income tax expenses	$13,280	$5,838	$3,354

The Group did not identify significant unrecognized tax benefits for the years ended March 31, 2015, 2016 and 2017, respectively. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within next twelve months.